Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities: 1.22%
Aqua Finance Trust Series 2019-A Class A 144A	3.14%	7-16-2040	$208,952	$ 212,543
Avis Budget Rental Car Funding Series 2019-2A Class C 144A	4.24	9-22-2025	2,000,000	2,099,613
BCC Funding Corporation Series 2019-1A Class D 144A	3.94	7-20-2027	450,000	450,734
Driven Brands Funding LLC Series 2019-2A Class A2 144A	3.98	10-20-2049	784,000	817,866
Mosaic Solar Loans LLC Series 2019-2A Class A 144A	2.88	9-20-2040	141,607	145,646
Santander Retail Auto Lease Trust Series 2019-A Class D 144A	3.66	5-20-2024	2,000,000	2,010,554
SoFi Consumer Loan Program Trust Series 2019-2 Class C 144A	3.46	4-25-2028	2,000,000	2,021,626
Total Asset-backed securities (Cost $7,584,609)				7,758,582

	Shares
Common stocks: 30.39%
Communication services: 3.16%
Diversified telecommunication services: 0.31%
AT&T Incorporated	66,705	1,640,943
Indus Towers Limited	35,893	119,892
PT Telekomunikasi Indonesia Persero Tbk	538,700	153,746
Saudi Telecom Company	2,364	70,710
		1,985,291
Entertainment: 0.07%
Roku Incorporated †	2,030	463,246
Interactive media & services: 1.83%
Alphabet Incorporated Class A †#	2,584	7,485,951
Alphabet Incorporated Class C †	160	462,974
Baidu Incorporated Class A †	10,208	189,300
Bumble Incorporated Class A †	7,665	259,537
Meta Platforms Incorporated Class A †	6,150	2,068,553
Snap Incorporated Class A †	7,992	375,864
ZoomInfo Technologies Incorporated †	11,545	741,189
		11,583,368
Media: 0.07%
Magnite Incorporated †	23,970	419,475
Wireless telecommunication services: 0.88%
America Movil SAB de CV ADR	4,417	93,243
Mobile TeleSystems PJSC	18,680	74,147
SK Telecom Company Limited	24,580	1,194,499
SoftBank Corporation	125,700	1,587,662
Vodacom Group Limited	138,724	1,171,950
Vodafone Group plc	976,561	1,483,880
		5,605,381
Consumer discretionary: 3.81%
Automobiles: 0.62%
Bayerische Motoren Werke AG	13,140	1,314,555
See accompanying notes to portfolio of investments

Allspring Diversified Income Builder Fund  |  1

Portfolio of investments—December 31, 2021 (unaudited)

	Shares	Value
Automobiles (continued)
General Motors Company †	20,779	$ 1,218,273
Guangzhou Automobile Group Company Limited Class H	94,000	92,703
Hero Motorcorp Limited	2,290	75,848
Kia Corporation	1,107	76,397
Tesla Motors Incorporated †#	1,075	1,136,039
		3,913,815
Hotels, restaurants & leisure: 0.46%
Airbnb Incorporated Class A †	1,630	271,379
Chipotle Mexican Grill Incorporated †	264	461,538
Evolution Gaming Group 144A	9,271	1,310,372
Genting Malaysia Bhd	196,000	135,497
Kangwon Land Incorporated †	4,443	89,747
Papa John's International Incorporated	3,740	499,178
Wingstop Incorporated	710	122,688
		2,890,399
Household durables: 0.20%
Barratt Developments plc	102,363	1,036,380
Midea Group Company Limited Class A	21,299	246,665
		1,283,045
Internet & direct marketing retail: 1.36%
Alibaba Group Holding Limited ADR †	14,900	227,201
Amazon.com Incorporated †#	2,379	7,932,395
CarParts.com Incorporated †	19,200	215,040
Fiverr International Limited †	1,680	191,016
Prosus NV	772	63,453
		8,629,105
Leisure products: 0.01%
Giant Manufacturing Company Limited	7,000	87,122
Multiline retail: 0.26%
Target Corporation #	7,168	1,658,962
Specialty retail: 0.90%
China Yongda Automobile Service Holding Company	87,000	116,483
Chow Tai Fook Jewellery Company Limited	37,400	67,245
Five Below Incorporated †	3,390	701,357
Fix Price Group Limited GDR	8,045	60,740
Floor & Decor Holdings Incorporated Class A †	5,576	724,936
Jarir Marketing Company	1,341	70,174
Leslie's Incorporated †	31,300	740,558
Mr Price Group Limited	4,632	57,991
Petco Health & Wellness Company †	60,976	1,206,715
Topsports International Holdings Limited 144A	879,000	889,421
Williams-Sonoma Incorporated #	6,076	1,027,634
		5,663,254
Consumer staples: 1.76%
Beverages: 0.01%
Ambev SA	29,200	81,708
See accompanying notes to portfolio of investments

2  |  Allspring Diversified Income Builder Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Shares	Value
Food & staples retailing: 1.26%
Costco Wholesale Corporation	4,445	$ 2,523,427
Kesko Oyj Class B	25,250	841,603
Matsumotokiyoshi Holdings Company Limited	26,100	965,115
Tesco plc	334,897	1,314,116
Walmart de Mexico SAB de CV	30,100	112,047
Walmart Incorporated #	15,433	2,233,001
		7,989,309
Food products: 0.06%
Inner Mongolia Yili Industrial Group Company Limited Class A	20,700	134,658
Tingyi Holding Corporation	108,000	221,885
		356,543
Personal products: 0.43%
L'Oréal SA	4,920	2,335,511
The Estee Lauder Companies Incorporated Class A	1,060	392,412
		2,727,923
Energy: 0.94%
Oil, gas & consumable fuels: 0.94%
ConocoPhillips #	21,005	1,516,141
Devon Energy Corporation	24,324	1,071,472
Kinder Morgan Incorporated #	59,557	944,574
Lukoil PJSC ADR	1,960	175,420
Oil & Natural Gas Corporation Limited	52,050	99,709
Royal Dutch Shell plc Class A	46,412	1,018,830
Total SA	22,499	1,143,202
		5,969,348
Financials: 3.14%
Banks: 1.11%
Absa Group Limited	10,170	97,360
Alinma Bank	11,000	70,074
Banco Santander Chile SA	2,129,197	85,556
Bangkok Bank PCL	39,200	141,560
Bank of the Philippine Islands	33,620	60,756
BNP Paribas SA	14,584	1,009,018
China Construction Bank Class H	305,000	211,220
China Merchants Bank Company Limited Class H	8,500	66,005
CTBC Financial Holding Company Limited	121,000	113,353
Grupo Financiero Banorte SAB de CV	16,700	108,615
Hana Financial Group Incorporated	3,671	129,693
ING Groep NV	65,665	915,207
JPMorgan Chase & Company #	10,347	1,638,447
KB Financial Group Incorporated	30,235	1,398,196
National Commercial Bank	9,038	155,031
Postal Savings Bank of China Company Limited Class H 144A	277,000	194,316
PT Bank Rakyat Indonesia Tbk	385,300	110,938
Qatar National Bank	30,020	166,432
RHB Bank Bhd	65,300	84,172
Sberbank PJSC ADR	7,105	114,035
See accompanying notes to portfolio of investments

Allspring Diversified Income Builder Fund  |  3

Portfolio of investments—December 31, 2021 (unaudited)

	Shares	Value
Banks (continued)
Standard Bank Group Limited	11,366	$ 99,865
Tisco Financial Group PCL	32,300	92,689
		7,062,538
Capital markets: 1.49%
Ares Capital Corporation #	79,196	1,678,163
AssetMark Financial Holdings †	1,620	42,460
Banco BTG Pactual SA	16,804	63,117
BlackRock Incorporated #	1,548	1,417,287
China International Capital Corporation Limited Class H 144A	48,400	133,452
Hong Kong Exchanges & Clearing Limited	1,700	99,285
ICICI Securities Limited 144A	11,818	125,874
Intercontinental Exchange Incorporated	10,794	1,476,295
MarketAxess Holdings Incorporated	4,447	1,828,918
Moscow Exchange MICEX-RTS PJSC	46,470	94,441
Oaktree Specialty Lending Company	111,554	832,193
Tradeweb Markets Incorporated Class A	16,254	1,627,676
		9,419,161
Consumer finance: 0.02%
Manappuram Finance Limited	70,192	155,425
Diversified financial services: 0.31%
LIC Housing Finance Limited	29,428	146,337
ORIX Corporation	89,100	1,818,368
		1,964,705
Insurance: 0.06%
BB Seguridade Participacoes SA	26,200	96,983
Ping An Insurance Group Company Class H	26,700	192,266
Powszechny Zaklad Ubezpieczen SA	7,467	65,205
		354,454
Mortgage REITs: 0.15%
AGNC Investment Corporation #	61,821	929,788
Health care: 4.42%
Biotechnology: 1.21%
AbbVie Incorporated #	18,315	2,479,851
Biohaven Pharmaceutical Holding Company †	10,497	1,446,592
Gilead Sciences Incorporated	16,919	1,228,489
Horizon Therapeutics plc †#	3,370	363,151
Natera Incorporated †	19,260	1,798,691
Seagen Incorporated †	1,210	187,066
Zhejiang NHU Company Limited	33,040	161,329
		7,665,169
Health care equipment & supplies: 0.55%
Boston Scientific Corporation †	14,610	620,633
Edwards Lifesciences Corporation †	8,070	1,045,469
Figs Incorporated Class A †	20,109	554,204
See accompanying notes to portfolio of investments

4  |  Allspring Diversified Income Builder Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Shares	Value
Health care equipment & supplies (continued)
Insulet Corporation †	1,889	$ 502,606
Outset Medical Incorporated †	16,620	766,016
		3,488,928
Health care providers & services: 0.95%
CVS Health Corporation #	18,423	1,900,517
HCA Healthcare Incorporated #	6,160	1,582,627
UnitedHealth Group Incorporated #	5,019	2,520,241
		6,003,385
Health care technology: 0.08%
Veeva Systems Incorporated Class A †	1,974	504,318
Life sciences tools & services: 0.63%
Bio-Techne Corporation	1,084	560,797
Danaher Corporation #	5,778	1,901,020
Maravai LifeSciences Holdings Class A †	2,370	99,303
Repligen Corporation †	5,490	1,453,972
		4,015,092
Pharmaceuticals: 1.00%
Bristol-Myers Squibb Company #	30,465	1,899,493
GlaxoSmithKline plc	61,896	1,345,999
Novo Nordisk AS Class B	12,501	1,404,186
Sanofi SA	10,860	1,095,213
Zoetis Incorporated	2,386	582,256
		6,327,147
Industrials: 2.53%
Airlines: 0.02%
Copa Holdings SA Class A †	1,361	112,500
Building products: 0.08%
The AZEK Company Incorporated †	11,100	513,264
Commercial services & supplies: 0.28%
ACV Auctions Incorporated Class A †	11,705	220,522
Casella Waste Systems Incorporated Class A †	5,540	473,227
Copart Incorporated †	7,020	1,064,372
		1,758,121
Construction & engineering: 0.02%
China State Construction International Holdings	116,500	144,774
Electrical equipment: 0.68%
Emerson Electric Company #	20,758	1,929,871
Generac Holdings Incorporated †	2,251	792,172
Nari Technology Company Limited	15,240	95,720
Schneider Electric SE	5,432	1,066,550
Shoals Technologies Group Class A †	17,340	421,362
		4,305,675
See accompanying notes to portfolio of investments

Allspring Diversified Income Builder Fund  |  5

Portfolio of investments—December 31, 2021 (unaudited)

	Shares	Value
Industrial conglomerates: 0.19%
Siemens AG	6,230	$ 1,079,053
The Bidvest Group Limited	10,411	123,776
		1,202,829
Machinery: 0.66%
Crane Company #	11,175	1,136,833
Cummins Incorporated #	5,350	1,167,049
Doosan Bobcat Incorporated †	2,960	101,299
Hillenbrand Incorporated #	32,771	1,703,764
Zoomlion Heavy Industry Science and Technology Company Limited Class H	122,200	76,948
		4,185,893
Professional services: 0.03%
Legalzoom.com Incorporated †	11,444	183,905
Road & rail: 0.15%
Norfolk Southern Corporation	3,321	988,695
Trading companies & distributors: 0.39%
BOC Aviation Limited 144A	11,900	87,141
Ferguson plc	8,814	1,563,451
Russell Metals Incorporated	30,346	806,780
		2,457,372
Transportation infrastructure: 0.03%
China Merchants Port Holdings Company Limited	74,000	134,760
International Container Terminal Services Incorporated	15,690	61,538
		196,298
Information technology: 9.22%
Electronic equipment, instruments & components: 0.28%
Hon Hai Precision Industry Company Limited	42,900	160,881
Keysight Technologies Incorporated †#	6,969	1,439,168
Unimicron Technology Corporation	12,000	99,864
Universal Scientific Industrial Shanghai Company Limited Class A	26,100	65,769
		1,765,682
IT services: 1.42%
Adyen NV 144A†	517	1,360,559
Block Incorporated †	3,358	542,351
Cloudflare Incorporated Class A †	4,630	608,845
Infosys Limited ADR	9,122	230,878
MasterCard Incorporated Class A #	5,330	1,915,176
MongoDB Incorporated †	3,940	2,085,639
PayPal Holdings Incorporated †	2,970	560,083
Shopify Incorporated Class A †	20	27,548
Tech Mahindra Limited	10,341	249,087
Thoughtworks Holding Incorporated †	6,652	178,340
Toast Incorporated Class A †	6,580	228,392
Twilio Incorporated Class A †	2,584	680,471
Visa Incorporated Class A	1,545	334,817
		9,002,186
See accompanying notes to portfolio of investments

6  |  Allspring Diversified Income Builder Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment: 2.25%
Allegro MicroSystems Incorporated †	25,547	$ 924,290
ASML Holding NV	1,364	1,097,444
Enphase Energy Incorporated †	1,220	223,187
KLA Corporation #	3,125	1,344,094
Mediatek Incorporated	2,600	111,565
Microchip Technology Incorporated #	20,580	1,791,695
Monolithic Power Systems Incorporated	4,232	2,087,773
NVIDIA Corporation #	5,967	1,754,954
Qualcomm Incorporated #	7,687	1,405,722
SK Square Company Limited †	1,060	59,208
Taiwan Semiconductor Manufacturing Company Limited	48,000	1,061,808
Taiwan Semiconductor Manufacturing Company Limited ADR #	10,075	1,212,123
Texas Instruments Incorporated #	5,842	1,101,042
United Microelectronics Corporation	42,000	98,396
		14,273,301
Software: 3.26%
Alkami Technology Incorporated †	3,100	62,186
Avalara Incorporated †	7,730	998,020
Bill.com Holdings Incorporated †	290	72,254
Crowdstrike Holdings Incorporated Class A †	630	128,993
Dynatrace Incorporated †	29,245	1,764,936
Freshworks Incorporated Class A †	7,022	184,398
HubSpot Incorporated †	1,800	1,186,470
Jamf Holding Corporation †	15,790	600,178
Microsoft Corporation #	32,169	10,819,078
Olo Incorporated Class A †	19,513	406,066
Paycor HCM Incorporated †	12,490	359,837
Procore Technologies Incorporated †	3,834	306,605
Rapid7 Incorporated †	13,405	1,577,634
ServiceNow Incorporated †	1,030	668,583
The Trade Desk Incorporated †	1,350	123,714
Unity Software Incorporated †	5,590	799,314
Workiva Incorporated †	2,377	310,175
Zendesk Incorporated †	2,628	274,074
		20,642,515
Technology hardware, storage & peripherals: 2.01%
Advantech Company Limited	9,300	132,946
Apple Incorporated #	39,362	6,989,510
HP Incorporated	26,034	980,701
Lenovo Group Limited	1,020,000	1,172,061
Lite-On Technology Corporation	34,000	78,293
Logitech International SA	13,047	1,094,482
Quanta Computer Incorporated	32,000	109,287
Samsung Electronics Company Limited	6,916	454,208
Samsung Electronics Company Limited GDR 144A	1,027	1,693,523
		12,705,011
Materials: 0.64%
Chemicals: 0.28%
Linde plc	4,392	1,521,521
See accompanying notes to portfolio of investments

Allspring Diversified Income Builder Fund  |  7

Portfolio of investments—December 31, 2021 (unaudited)

	Shares	Value
Chemicals (continued)
Lomon Billions Group Company Limited	16,500	$ 74,017
Sociedad Quimica Minera de Chile	2,390	120,528
Xinyangfeng Agricultural Technology Company Limited	27,400	72,613
		1,788,679
Metals & mining: 0.35%
Alrosa PJSC	86,560	140,611
Baoshan Iron & Steel Company Limited Class A	64,900	72,910
Companhia Brasileira de Aluminio †	37,100	90,849
Fortescue Metals Group Limited	112,793	1,576,422
Polymetal International plc	5,942	105,481
Southern Copper Corporation	2,200	135,762
Vale SA	6,100	84,993
		2,207,028
Paper & forest products: 0.01%
Nine Dragons Paper Holdings Limited	60,000	64,405
Real estate: 0.48%
Equity REITs: 0.29%
Easterly Government Properties Incorporated #	74,852	1,715,608
Embassy Office Parks REIT	24,990	114,176
		1,829,784
Real estate management & development: 0.19%
China Resources Land Limited	42,350	178,143
Logan Property Holdings Company Limited	1,236,442	945,065
Supalai PCL	105,100	71,340
		1,194,548
Utilities: 0.29%
Electric utilities: 0.22%
Beijing Jingneng Power Company Class H	280,000	90,849
Power Grid Corporation of India Limited	80,730	221,982
SSE plc	49,108	1,096,092
		1,408,923
Gas utilities: 0.05%
ENN Energy Holdings Limited	6,300	118,606
Gail India Limited	76,088	132,246
Kunlun Energy Company Limited	78,000	73,123
		323,975
Independent power & renewable electricity producers: 0.02%
China Yangtze Power Company Limited Class A	29,800	106,139
Total Common stocks (Cost $165,305,404)		192,558,906

See accompanying notes to portfolio of investments

8  |  Allspring Diversified Income Builder Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 40.19%
Communication services: 5.72%
Diversified telecommunication services: 0.38%
Cablevision Lightpath LLC 144A	5.63%	9-15-2028	$350,000	$ 345,034
Level 3 Financing Incorporated 144A	3.63	1-15-2029	400,000	380,000
Windstream Corporation 144A	7.75	8-15-2028	405,000	429,486
Zayo Group Holdings Incorporated 144A	6.13	3-1-2028	1,275,000	1,255,875
				2,410,395
Entertainment: 0.58%
Live Nation Entertainment Incorporated 144A	3.75	1-15-2028	1,210,000	1,200,925
Live Nation Entertainment Incorporated 144A	5.63	3-15-2026	405,000	418,163
Live Nation Entertainment Incorporated 144A	6.50	5-15-2027	750,000	820,313
Seaworld Parks & Entertainment 144A	5.25	8-15-2029	1,230,000	1,252,454
				3,691,855
Interactive media & services: 0.30%
Rackspace Technology Company 144A«	5.38	12-1-2028	1,940,000	1,891,500
Media: 4.33%
Block Communications Incorporated 144A	4.88	3-1-2028	410,000	410,000
CCO Holdings LLC 144A	4.50	8-15-2030	1,850,000	1,892,902
CCO Holdings LLC 144A	5.13	5-1-2027	2,385,000	2,456,550
Cinemark USA Incorporated 144A	5.25	7-15-2028	1,080,000	1,053,000
Cinemark USA Incorporated 144A	5.88	3-15-2026	200,000	202,500
Cinemark USA Incorporated 144A	8.75	5-1-2025	575,000	609,500
Clear Channel Outdoor Holdings 144A	5.13	8-15-2027	730,000	755,375
Clear Channel Outdoor Holdings 144A	7.75	4-15-2028	845,000	904,150
Covert Mergeco Incorporated 144A	4.88	12-1-2029	30,000	30,450
CSC Holdings LLC 144A	4.13	12-1-2030	375,000	366,094
CSC Holdings LLC 144A	6.50	2-1-2029	765,000	818,550
CSC Holdings LLC 144A	7.50	4-1-2028	1,515,000	1,624,838
DIRECTV Holdings LLC 144A	5.75	12-1-2028	1,885,000	1,903,850
DIRECTV Holdings LLC 144A	5.88	8-15-2027	440,000	450,432
Gray Escrow II Incorporated 144A	5.38	11-15-2031	3,075,000	3,163,406
Nexstar Broadcasting Incorporated 144A	4.75	11-1-2028	200,000	203,750
Nexstar Broadcasting Incorporated 144A	5.63	7-15-2027	1,580,000	1,665,510
Nielsen Finance LLC 144A	5.88	10-1-2030	2,000,000	2,111,680
Outfront Media Capital Corporation 144A	4.63	3-15-2030	925,000	922,688
Outfront Media Capital Corporation 144A	5.00	8-15-2027	950,000	972,116
QVC Incorporated	4.75	2-15-2027	1,445,000	1,485,836
Salem Media Group Incorporated 144A«	6.75	6-1-2024	650,000	650,000
Scripps Escrow II Incorporated 144A	5.38	1-15-2031	425,000	431,906
Scripps Escrow II Incorporated 144A	5.88	7-15-2027	925,000	971,770
Townsquare Media Incorporated 144A	6.88	2-1-2026	1,275,000	1,353,094
				27,409,947
Wireless telecommunication services: 0.13%
Consolidated Communications Holdings Incorporated 144A	6.50	10-1-2028	790,000	837,400
Consumer discretionary: 3.34%
Auto components: 0.27%
Allison Transmission Incorporated 144A	5.88	6-1-2029	130,000	141,375
See accompanying notes to portfolio of investments

Allspring Diversified Income Builder Fund  |  9

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Auto components (continued)
Clarios Global LP 144A	6.25%	5-15-2026	$194,000	$ 202,973
Tenneco Incorporated 144A	5.13	4-15-2029	1,405,000	1,373,388
				1,717,736
Diversified consumer services: 0.16%
Grand Canyon University	5.13	10-1-2028	1,000,000	1,027,810
Hotels, restaurants & leisure: 1.75%
Carnival Corporation 144A	10.50	2-1-2026	190,000	216,884
Carnival Corporation 144A	4.00	8-1-2028	650,000	645,125
Carnival Corporation 144A	6.00	5-1-2029	755,000	751,225
Carnival Corporation 144A	7.63	3-1-2026	585,000	613,226
Carnival Corporation 144A	9.88	8-1-2027	905,000	1,034,157
CCM Merger Incorporated 144A	6.38	5-1-2026	2,380,000	2,478,175
NCL Corporation Limited 144A	5.88	3-15-2026	870,000	866,146
NCL Corporation Limited 144A	12.25	5-15-2024	1,061,000	1,257,285
Royal Caribbean Cruises Limited 144A	9.13	6-15-2023	1,620,000	1,713,150
Royal Caribbean Cruises Limited 144A	10.88	6-1-2023	740,000	808,454
Royal Caribbean Group 144A	5.50	8-31-2026	215,000	218,612
Royal Caribbean Group 144A	5.50	4-1-2028	450,000	455,202
				11,057,641
Household durables: 0.28%
Allied Universal Holdco LLC 144A	6.63	7-15-2026	355,000	372,466
WASH Multifamily Acquisition Incorporated 144A	5.75	4-15-2026	1,355,000	1,424,037
				1,796,503
Specialty retail: 0.88%
Asbury Automotive Group Incorporated	4.75	3-1-2030	400,000	406,500
Group 1 Automotive Incorporated 144A	4.00	8-15-2028	1,250,000	1,245,313
Lithia Motors Incorporated 144A	3.88	6-1-2029	245,000	250,121
Lithia Motors Incorporated 144A	4.63	12-15-2027	795,000	836,181
NMG Holding Company Incorporated 144A	7.13	4-1-2026	895,000	949,926
Rent-A-Center Incorporated 144A	6.38	2-15-2029	1,800,000	1,876,500
				5,564,541
Consumer staples: 0.32%
Food products: 0.32%
CHS Incorporated 144A	6.63	2-15-2025	515,000	533,025
CHS Incorporated 144A	6.88	4-15-2029	1,460,000	1,487,375
				2,020,400
Energy: 6.39%
Energy equipment & services: 1.44%
Bristow Group Incorporated 144A	6.88	3-1-2028	2,625,000	2,730,578
Hilcorp Energy Company 144A	6.25	11-1-2028	1,210,000	1,272,013
Oceaneering International Incorporated	4.65	11-15-2024	770,000	772,965
Oceaneering International Incorporated	6.00	2-1-2028	600,000	588,654
Pattern Energy Operations LP 144A	4.50	8-15-2028	2,425,000	2,515,938
USA Compression Partners LP	6.88	4-1-2026	725,000	754,000
W.R. Grace Holdings LLC 144A	5.63	8-15-2029	465,000	476,044
				9,110,192
See accompanying notes to portfolio of investments

10  |  Allspring Diversified Income Builder Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil, gas & consumable fuels: 4.95%
Aethon United 144A	8.25%	2-15-2026	$1,195,000	$ 1,283,669
Antero Resources Corporation	5.00	3-1-2025	575,000	584,223
Antero Resources Corporation 144A	5.38	3-1-2030	350,000	374,150
Archrock Partners LP 144A	6.88	4-1-2027	945,000	992,250
Buckeye Partners LP 144A	4.50	3-1-2028	475,000	478,563
Buckeye Partners LP	5.85	11-15-2043	425,000	417,033
Cheniere Energy Partners LP 144A	3.25	1-31-2032	355,000	358,550
Cheniere Energy Partners LP	4.50	10-1-2029	450,000	477,000
Cheniere Energy Partners LP 144A	5.50	6-15-2031	1,775,000	1,852,656
DCP Midstream Operating Company	5.13	5-15-2029	475,000	536,750
DT Midstream Incorporated 144A	4.13	6-15-2029	190,000	194,513
DT Midstream Incorporated 144A	4.38	6-15-2031	1,635,000	1,700,400
Encino Acquisition Partners Company 144A	8.50	5-1-2028	1,800,000	1,869,750
EnLink Midstream Partners LP	5.38	6-1-2029	4,305,000	4,401,863
EnLink Midstream Partners LP	5.60	4-1-2044	1,175,000	1,185,076
Enviva Partners LP 144A	6.50	1-15-2026	2,005,000	2,070,163
Harvest Midstream LP 144A	7.50	9-1-2028	790,000	845,300
Murphy Oil Corporation	5.75	8-15-2025	415,000	426,570
Murphy Oil Corporation	6.38	7-15-2028	865,000	919,348
Nabors Industries Incorporated 144A	7.38	5-15-2027	375,000	388,196
New Fortress Energy Incorporated 144A	6.50	9-30-2026	1,640,000	1,627,700
Occidental Petroleum Corporation	6.45	9-15-2036	4,250,000	5,418,771
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	575,000	649,753
Southwestern Energy Company	4.75	2-1-2032	475,000	500,225
Tallgrass Energy Partners LP 144A	6.00	12-31-2030	375,000	375,000
Tallgrass Energy Partners LP 144A	6.00	9-1-2031	230,000	227,600
Tallgrass Energy Partners LP 144A	7.50	10-1-2025	1,000,000	1,082,500
Veture Global LNG, Incorporated 144A	3.88	11-1-2033	110,000	115,564
				31,353,136
Financials: 6.68%
Banks: 1.58%
Citigroup Incorporated (U.S. SOFR +3.23%) ʊ±	4.70	1-30-2025	1,000,000	1,010,200
Citizens Financial Group Incorporated (5 Year Treasury Constant Maturity +5.31%) ʊ±	5.65	10-6-2025	2,000,000	2,187,500
Fifth Third Bancorp (5 Year Treasury Constant Maturity +4.22%) ʊ±	4.50	9-30-2025	2,000,000	2,117,500
JPMorgan Chase & Company (U.S. SOFR +3.13%) ʊ±	4.60	2-1-2025	1,000,000	1,026,250
SVB Financial Group (10 Year Treasury Constant Maturity +3.06%) ʊ±	4.70	11-15-2031	1,500,000	1,543,050
Truist Financial Corporation (5 Year Treasury Constant Maturity +4.61%) ʊ±	4.95	9-1-2025	2,000,000	2,145,784
				10,030,284
Capital markets: 0.29%
Coinbase Global Incorporated 144A	3.63	10-1-2031	585,000	538,200
Oppenheimer Holdings Incorporated	5.50	10-1-2025	1,215,000	1,263,600
				1,801,800
Consumer finance: 2.45%
Acuris Finance U.S. Incorporated 144A	5.00	5-1-2028	265,000	263,675
Discover Financial Services (5 Year Treasury Constant Maturity +5.78%) ʊ±	6.13	6-23-2025	1,000,000	1,102,500
Firstcash Incorporated 144A	5.63	1-1-2030	725,000	738,906
See accompanying notes to portfolio of investments

Allspring Diversified Income Builder Fund  |  11

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer finance (continued)
FirstCash Incorporated 144A	4.63%	9-1-2028	$405,000	$ 404,759
Ford Motor Credit Company LLC	4.39	1-8-2026	1,725,000	1,858,688
Ford Motor Credit Company LLC	5.11	5-3-2029	2,075,000	2,357,719
Ford Motor Credit Company LLC	5.13	6-16-2025	705,000	766,688
Navient Corporation	5.00	3-15-2027	1,055,000	1,075,952
Navient Corporation	5.50	3-15-2029	1,025,000	1,022,438
Navient Corporation	5.63	8-1-2033	675,000	642,941
OneMain Finance Corporation	3.50	1-15-2027	355,000	351,006
PECF USS Intermediate Holding III Corporation 144A	8.00	11-15-2029	285,000	295,118
PRA Group Incorporated 144A	5.00	10-1-2029	1,515,000	1,518,788
PROG Holdings Incorporated 144A	6.00	11-15-2029	340,000	349,846
Rocket Mortgage LLC 144A	2.88	10-15-2026	590,000	585,575
Springleaf Finance Corporation	5.38	11-15-2029	200,000	217,459
Springleaf Finance Corporation	6.63	1-15-2028	1,000,000	1,120,000
Springleaf Finance Corporation	7.13	3-15-2026	720,000	820,800
				15,492,858
Diversified financial services: 0.60%
Hat Holdings LLC 144A	3.38	6-15-2026	370,000	373,700
Jefferies Finance LLC 144A	5.00	8-15-2028	440,000	451,000
LPL Holdings Incorporated 144A	4.38	5-15-2031	1,025,000	1,048,457
LPL Holdings Incorporated 144A	4.63	11-15-2027	815,000	843,525
United Shore Financial Services LLC 144A	5.50	11-15-2025	1,050,000	1,069,688
				3,786,370
Insurance: 0.75%
Amwins Group Incorporated 144A	4.88	6-30-2029	660,000	666,600
Broadstreet Partners Incorporated 144A	5.88	4-15-2029	2,030,000	1,994,475
Enact Holdings Incorporated 144A	6.50	8-15-2025	1,720,000	1,879,100
HUB International Limited 144A	5.63	12-1-2029	225,000	231,800
				4,771,975
Mortgage REITs: 0.32%
Blackstone Mortgage Trust Incorporated 144A	3.75	1-15-2027	180,000	179,420
Starwood Property Trust Incorporated	4.75	3-15-2025	1,800,000	1,872,000
				2,051,420
Thrifts & mortgage finance: 0.69%
Ladder Capital Finance Holdings LP 144A	4.25	2-1-2027	975,000	981,367
Ladder Capital Finance Holdings LP 144A	4.75	6-15-2029	615,000	630,375
Ladder Capital Finance Holdings LP 144A	5.25	10-1-2025	1,500,000	1,515,000
United Wholesale Mortgage LLC 144A	5.50	4-15-2029	1,260,000	1,236,375
				4,363,117
Health care: 5.44%
Health care equipment & supplies: 1.03%
Avantor Funding Incorporated 144A	3.88	11-1-2029	250,000	252,728
Hologic Incorporated 144A	3.25	2-15-2029	5,000,000	5,000,000
Mozart Debt Merger Sub Incorporated 144A	5.25	10-1-2029	1,225,000	1,241,709
				6,494,437
See accompanying notes to portfolio of investments

12  |  Allspring Diversified Income Builder Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health care providers & services: 3.42%
180 Medical Incorporated 144A	3.88%	10-15-2029	$1,500,000	$ 1,518,750
Air Methods Corporation 144A«	8.00	5-15-2025	1,515,000	1,297,219
Catalent Pharma Solutions Incorporated 144A	3.13	2-15-2029	3,000,000	2,959,200
Centene Corporation	3.38	2-15-2030	1,480,000	1,507,217
Centene Corporation	4.63	12-15-2029	1,390,000	1,499,059
Davita Incorporated 144A	4.63	6-1-2030	6,560,000	6,715,800
Encompass Health Corporation	4.63	4-1-2031	3,000,000	3,052,500
Select Medical Corporation 144A	6.25	8-15-2026	675,000	714,990
Tenet Healthcare Corporation 144A	4.88	1-1-2026	375,000	385,174
Toledo Hospital	6.02	11-15-2048	1,000,000	1,216,171
Vizient Incorporated 144A	6.25	5-15-2027	790,000	824,563
				21,690,643
Health care technology: 0.32%
IQVIA Incorporated 144A	5.00	10-15-2026	2,000,000	2,052,500
Life sciences tools & services: 0.54%
Charles River Laboratories Incorporated 144A	4.00	3-15-2031	2,200,000	2,254,142
Charles River Laboratories Incorporated 144A	4.25	5-1-2028	1,100,000	1,144,000
				3,398,142
Pharmaceuticals: 0.13%
Bausch Health Companies Incorporated 144A	8.50	1-31-2027	755,000	792,750
Industrials: 4.74%
Aerospace & defense: 1.60%
Moog Incorporated 144A	4.25	12-15-2027	1,000,000	1,007,500
Spirit AeroSystems Holdings Incorporated 144A	5.50	1-15-2025	1,190,000	1,233,138
Spirit AeroSystems Holdings Incorporated 144A	7.50	4-15-2025	230,000	241,213
TransDigm Group Incorporated	4.63	1-15-2029	1,850,000	1,843,858
TransDigm Group Incorporated	4.88	5-1-2029	520,000	522,236
TransDigm Group Incorporated	6.38	6-15-2026	5,000,000	5,137,375
TransDigm Group Incorporated 144A	6.25	3-15-2026	145,000	150,709
				10,136,029
Airlines: 1.01%
American Airlines Group Incorporated 144A	5.50	4-20-2026	825,000	857,897
American Airlines Group Incorporated 144A	5.75	4-20-2029	2,155,000	2,303,092
Hawaiian Airlines Incorporated	3.90	7-15-2027	486,867	481,501
Hawaiian Brand Intellectual Property Limited 144A	5.75	1-20-2026	1,945,000	2,034,956
United Airlines Incorporated 144A	4.63	4-15-2029	700,000	721,875
				6,399,321
Commercial services & supplies: 0.37%
CoreCivic Incorporated «	8.25	4-15-2026	1,205,000	1,259,225
Northern Light Health	5.02	7-1-2036	1,000,000	1,068,080
				2,327,305
Construction & engineering: 0.30%
Great Lakes Dredge & Dock Company 144A	5.25	6-1-2029	1,845,000	1,900,350
Machinery: 0.47%
Meritor Incorporated 144A	4.50	12-15-2028	410,000	411,025
See accompanying notes to portfolio of investments

Allspring Diversified Income Builder Fund  |  13

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Machinery (continued)
Stevens Holding Company Incorporated 144A	6.13%	10-1-2026	$1,545,000	$ 1,647,356
Werner FinCo LP 144A	8.75	7-15-2025	905,000	943,463
				3,001,844
Road & rail: 0.50%
Uber Technologies Incorporated 144A	4.50	8-15-2029	2,155,000	2,194,523
Uber Technologies Incorporated 144A	8.00	11-1-2026	905,000	963,825
				3,158,348
Trading companies & distributors: 0.49%
Fortress Transportation & Infrastructure Investors LLC 144A	5.50	5-1-2028	1,830,000	1,864,953
Fortress Transportation & Infrastructure Investors LLC 144A	6.50	10-1-2025	840,000	868,350
Fortress Transportation & Infrastructure Investors LLC 144A	9.75	8-1-2027	350,000	392,000
				3,125,303
Information technology: 2.33%
Communications equipment: 1.14%
CommScope Technologies LLC 144A	5.00	3-15-2027	6,740,000	6,301,900
CommScope Technologies LLC 144A	8.25	3-1-2027	885,000	909,506
				7,211,406
IT services: 0.43%
Sabre GLBL Incorporated 144A	9.25	4-15-2025	2,425,000	2,740,250
Software: 0.63%
Fair Isaac Corporation 144A	4.00	6-15-2028	175,000	179,888
MPH Acquisition Holdings LLC 144A	5.50	9-1-2028	380,000	385,225
MPH Acquisition Holdings LLC 144A«	5.75	11-1-2028	2,515,000	2,391,765
NCR Corporation 144A	5.13	4-15-2029	125,000	129,400
NCR Corporation 144A	6.13	9-1-2029	250,000	267,161
SS&C Technologies Incorporated 144A	5.50	9-30-2027	600,000	627,000
				3,980,439
Technology hardware, storage & peripherals: 0.13%
NCR Corporation 144A	5.75	9-1-2027	800,000	836,000
Materials: 2.54%
Chemicals: 0.78%
Chemours Company 144A	4.63	11-15-2029	955,000	947,599
Olympus Water US Holding Corporation 144A	4.25	10-1-2028	835,000	830,307
Tronox Incorporated 144A	4.63	3-15-2029	3,200,000	3,196,000
				4,973,906
Containers & packaging: 1.06%
Ball Corporation	2.88	8-15-2030	6,950,000	6,741,500
Metals & mining: 0.47%
Arches Buyer Incorporated 144A	4.25	6-1-2028	420,000	419,782
Arches Buyer Incorporated 144A	6.13	12-1-2028	405,000	407,529
Cleveland-Cliffs Incorporated 144A	4.88	3-1-2031	850,000	883,044
See accompanying notes to portfolio of investments

14  |  Allspring Diversified Income Builder Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal		Value
Metals & mining (continued)
Cleveland-Cliffs Incorporated	5.88%	6-1-2027		$410,000	$ 426,913
Freeport-McMoRan Incorporated	4.13	3-1-2028		800,000	830,000
					2,967,268
Paper & forest products: 0.23%
Vertical US Newco Incorporated 144A	5.25	7-15-2027		1,365,000	1,434,956
Real estate: 1.31%
Equity REITs: 1.31%
Iron Mountain Incorporated 144A	4.50	2-15-2031		950,000	960,156
Iron Mountain Incorporated 144A	4.88	9-15-2027		3,570,000	3,702,019
Iron Mountain Incorporated 144A	5.25	7-15-2030		720,000	758,751
Service Properties Trust Company	4.75	10-1-2026		165,000	160,463
Service Properties Trust Company	4.95	2-15-2027		2,825,000	2,740,250
					8,321,639
Utilities: 1.38%
Electric utilities: 0.67%
NextEra Energy Operating Partners LP 144A	4.50	9-15-2027		1,120,000	1,209,600
PG&E Corporation	5.25	7-1-2030		1,785,000	1,871,930
Vistra Operations Company LLC 144A	4.38	5-1-2029		1,150,000	1,151,875
					4,233,405
Independent power & renewable electricity producers: 0.71%
NSG Holdings LLC 144A	7.75	12-15-2025		599,910	641,153
TerraForm Power Operating LLC 144A	5.00	1-31-2028		2,955,000	3,129,936
Vistra Operations Company LLC 144A	5.63	2-15-2027		700,000	721,000
					4,492,089
Total Corporate bonds and notes (Cost $253,119,543)					254,596,710
Foreign corporate bonds and notes: 2.63%
Financials: 2.63%
Banks: 2.63%
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.90%) ʊ±	4.75	9-22-2027	EUR	3,000,000	3,698,036
AIB Group plc (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +6.63%) ʊ±	6.25	6-23-2025	EUR	2,000,000	2,518,930
Banco Santander SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +4.53%) ʊ±	4.38	1-14-2026	EUR	3,000,000	3,513,694
Bankia SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +6.22%) ʊ±	6.38	9-19-2023	EUR	3,000,000	3,680,200
Commerzbank AG (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +6.36%) ʊ±	6.13	10-9-2025	EUR	2,600,000	3,222,808
					16,633,668
Total Foreign corporate bonds and notes (Cost $15,840,801)					16,633,668
See accompanying notes to portfolio of investments

Allspring Diversified Income Builder Fund  |  15

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Loans: 2.43%
Communication services: 0.18%
Media: 0.15%
Clear Channel Outdoor Holdings (1 Month LIBOR +3.50%) ±	3.63%	8-21-2026	$226,034	$ 222,738
DIRECTV Financing LLC (1 Month LIBOR +5.00%) ±	5.75	8-2-2027	728,238	728,449
				951,187
Wireless telecommunication services: 0.03%
Consolidated Communications Holdings Incorporated (1 Month LIBOR +3.50%) ±	4.25	10-2-2027	204,000	203,523
Consumer discretionary: 0.18%
Auto components: 0.06%
Truck Hero Incorporated (1 Month LIBOR +3.25%) ±	4.00	1-31-2028	373,120	370,702
Household durables: 0.06%
Wilsonart LLC (1 Month LIBOR +3.50%) ±	4.50	12-19-2026	372,188	371,879
Specialty retail: 0.06%
Great Outdoors Group LLC (1 Month LIBOR +3.75%) ±	4.50	3-6-2028	410,858	410,944
Energy: 0.11%
Oil, gas & consumable fuels: 0.11%
GIP II Blue Holdings LP (1 Month LIBOR +4.50%) <±%%	5.00	9-29-2028	704,125	701,485
Financials: 0.68%
Diversified financial services: 0.33%
Mallinckrodt International Finance SA (3 Month LIBOR +5.25%) ±	6.00	9-24-2024	759,023	708,996
Resolute Investment Managers Incorporated (1 Month LIBOR +4.25%) ‡<±%%	5.25	4-30-2024	298,120	298,493
Russell Investments US Institutional Holdco Incorporated (1 Month LIBOR +3.00%) <±%%	4.50	5-30-2025	1,100,000	1,098,900
				2,106,389
Insurance: 0.28%
Asurion LLC (1 Month LIBOR +5.25%) ‡<±%%	5.35	1-31-2028	980,000	982,450
Asurion LLC (1 Month LIBOR +5.25%) ±	5.35	1-20-2029	165,000	164,210
HUB International Limited (1 Month LIBOR +3.25%) <±%%	4.00	4-25-2025	628,413	627,822
				1,774,482
Mortgage REITs: 0.07%
Claros Mortgage Trust Incorporated (U.S. SOFR +4.50%) ‡±	5.00	8-9-2026	410,000	411,025
Health care: 0.48%
Health care equipment & supplies: 0.18%
Surgery Center Holdings Incorporated (1 Month LIBOR +3.75%) ±	4.50	8-31-2026	1,155,729	1,154,285
Health care providers & services: 0.24%
Medrisk Incorporated (1 Month LIBOR +3.75%) ±	4.50	5-10-2028	369,075	368,459
See accompanying notes to portfolio of investments

16  |  Allspring Diversified Income Builder Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health care providers & services (continued)
National Mentor Holdings Incorporated (1 Month LIBOR +3.75%) ±	3.75%	3-2-2028	$21,917	$ 21,655
National Mentor Holdings Incorporated (1 Month LIBOR +3.75%) ±	4.50	3-2-2028	470,984	465,361
National Mentor Holdings Incorporated (1 Month LIBOR +3.75%) ±	4.50	3-2-2028	14,869	14,691
Padagis LLC (1 Month LIBOR +4.75%) ‡±	5.25	7-6-2028	178,824	177,706
Press Ganey Holdings Incorporated (1 Month LIBOR +3.75%) <±%%	4.50	7-24-2026	478,797	478,347
				1,526,219
Health care technology: 0.06%
Project Ruby Ultimate Parent Corporation (1 Month LIBOR +3.25%) ±	4.00	3-3-2028	332,488	331,932
Industrials: 0.58%
Airlines: 0.28%
Mileage Plus Holdings LLC (1 Month LIBOR +5.25%) ±	6.25	6-21-2027	1,525,000	1,606,023
United Airlines Incorporated (1 Month LIBOR +3.75%) ±	4.50	4-21-2028	193,538	193,773
				1,799,796
Commercial services & supplies: 0.20%
Polaris Newco LLC (1 Month LIBOR +4.00%) ±	4.50	6-2-2028	1,162,088	1,160,995
Ring Container Technologies (1 Month LIBOR +3.75%) ±	4.25	8-12-2028	105,000	105,105
				1,266,100
Machinery: 0.10%
Werner FinCo LP (3 Month LIBOR +4.00%) ‡±	5.00	7-24-2024	608,643	609,404
Information technology: 0.22%
Software: 0.22%
Emerald Topco Incorporated (1 Month LIBOR +3.50%) ±	3.63	7-24-2026	415,747	413,539
Nexus Buyer LLC (1 Month LIBOR +6.25%) ‡<±%%	6.75	10-29-2029	1,015,000	1,013,731
				1,427,270
Total Loans (Cost $15,454,512)				15,416,622
Municipal obligations: 2.88%
California: 0.54%
Education revenue: 0.33%
California School Finance Authority Charter School 144A	4.25	7-1-2025	750,000	759,452
California School Finance Authority Charter School 144A	5.00	6-15-2031	1,350,000	1,365,433
				2,124,885
Health revenue: 0.05%
California Municipal Finance Authority Series 2019B 144A	4.25	11-1-2023	310,000	312,533
See accompanying notes to portfolio of investments

Allspring Diversified Income Builder Fund  |  17

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tobacco revenue: 0.16%
Golden State Tobacco Securitization Corporation	4.21%	6-1-2050	$1,000,000	$ 999,947
Colorado: 0.07%
Health revenue: 0.07%
Denver CO Health & Hospital Authority Series B	5.15	12-1-2026	445,000	460,438
Florida: 0.41%
Education revenue: 0.22%
Capital Trust Agency Renaissance Charter School Project Series B 144A	5.63	6-15-2023	305,000	310,163
Florida HEFAR Jacksonville University Project Series A2 144A	5.43	6-1-2027	1,000,000	1,073,887
				1,384,050
Water & sewer revenue: 0.19%
Charlotte County IDA Town & Country Utilities Project Series B 144A	5.00	10-1-2036	1,250,000	1,242,076
Georgia: 0.06%
Health revenue: 0.06%
Cobb County GA Development Authority Presbyterian Village Austell Project Series 2019B 144A	5.75	12-1-2028	400,000	405,636
Guam: 0.11%
Airport revenue: 0.11%
Guam International Airport Authority Series A	4.46	10-1-2043	675,000	701,272
Illinois: 0.49%
Miscellaneous revenue: 0.49%
Chicago IL Board of Education Taxable Build America Bonds Series E	6.04	12-1-2029	1,255,000	1,434,354
Chicago IL Certificate of Participation River Point Plaza Redevelopment Project Series A 144A	4.84	4-15-2028	1,640,000	1,680,761
				3,115,115
Indiana: 0.08%
Health revenue: 0.08%
Knox County IN Good Samaritian Hospital Project Industry Economic Development Series B	5.90	4-1-2034	480,000	518,098
Iowa: 0.20%
GO revenue: 0.20%
Coralville IA Series C	5.00	5-1-2030	1,200,000	1,266,004
Louisiana: 0.14%
Health revenue: 0.14%
Louisiana Local Government Environmental Facilities & CDA	5.75	1-1-2029	845,000	860,841
New Jersey: 0.16%
Education revenue: 0.16%
New Jersey Educational Facilities Authority Georgian Court University Series H	4.25	7-1-2028	1,000,000	1,034,819
See accompanying notes to portfolio of investments

18  |  Allspring Diversified Income Builder Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
New York: 0.22%
Education revenue: 0.09%
Yonkers Economic Development Corporation Series 2019B	4.50%	10-15-2024	$545,000	$ 554,441
Health revenue: 0.04%
Jefferson County NY Civic Facility Development Corporation Refunding Bond Series B Samaritan Medical Center Obligated Group	4.25	11-1-2028	245,000	247,787
Utilities revenue: 0.09%
New York Energy Research & Development Authority Green Bond Series A	4.81	4-1-2034	500,000	565,158
Oklahoma: 0.09%
Health revenue: 0.09%
Oklahoma Development Finance Authority	5.45	8-15-2028	500,000	559,585
Texas: 0.11%
Industrial development revenue: 0.11%
Port Beaumont TX IDA Jefferson Gulf Coast 144A	4.10	1-1-2028	700,000	677,816
Wisconsin: 0.20%
Education revenue: 0.20%
PFA Burrell College of Osteopathic Medicine Project 144A	5.13	6-1-2028	1,230,000	1,239,324
Total Municipal obligations (Cost $17,520,064)				18,269,825
Non-agency mortgage-backed securities: 3.66%
AFN LLC Series 2019-1A Class A2 144A	4.46	5-20-2049	997,054	1,048,259
Capital Automotive Real Estate Services Series 1A Class A6 144A	3.81	2-15-2050	498,542	529,585
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class B	3.77	2-10-2048	2,524,616	2,598,485
Cologix Data Centers Issuer Series2021-1A Class C 144A	5.99	12-26-2051	2,400,000	2,427,751
Credit Suisse Mortgage Trust Series 2021-NQM8 Class M1 144A±±	3.26	10-25-2066	2,000,000	1,999,800
Flexential Issuer LLC Series 2021-1A Class C 144A	6.93	11-27-2051	4,000,000	3,902,188
GCAT Series 2021-NQM6 Class M1 144A±±	3.41	8-25-2066	3,000,000	3,004,217
Golub Capital Partners Funding LLC Series2021-2A Class B 144A	3.99	10-19-2029	500,000	496,120
JPMorgan Mortgage Trust Series 2019-2 Class A3 144A±±	4.00	8-25-2049	90,260	90,646
Purewest Funding LLC Series 2021-1 Class A1 144A	4.09	12-22-2036	1,000,000	997,372
Sequoia Mortgage Trust Series 2018-6 Class A19 144A±±	4.00	7-25-2048	133,024	134,048
Service Experts Issuer Series 2021-1A Class C 144A	5.37	2-2-2032	3,000,000	2,972,626
Starwood Mortgage Residential Series 2021-6 144A±±	3.39	11-25-2066	3,000,000	2,996,873
Total Non-agency mortgage-backed securities (Cost $22,823,561)				23,197,970

See accompanying notes to portfolio of investments

Allspring Diversified Income Builder Fund  |  19

Portfolio of investments—December 31, 2021 (unaudited)

	Dividend Yield	Shares	Value
Preferred stocks: 0.08%
Financials: 0.01%
Banks: 0.01%
Itaúsa SA	2.59%	39,900	$ 63,816
Information technology: 0.05%
Technology hardware, storage & peripherals: 0.05%
Samsung Electronics Company Limited	4.65	5,131	306,760
Materials: 0.02%
Chemicals: 0.02%
LG Chem Limited	2.93	460	110,992
Total Preferred stocks (Cost $457,262)			481,568

	Interest rate	Maturity date	Principal
Yankee corporate bonds and notes: 10.93%
Communication services: 0.36%
Wireless telecommunication services: 0.36%
Connect U.S. Finco LLC 144A	6.75	10-1-2026	$795,000	835,744
Telesat Canada 144A	5.63	12-6-2026	230,000	215,993
VMED O2 UK Financing I plc 144A	4.75	7-15-2031	1,225,000	1,240,313
				2,292,050
Energy: 0.26%
Energy equipment & services: 0.03%
Nabors Industries Limited 144A	7.25	1-15-2026	200,000	185,000
Oil, gas & consumable fuels: 0.23%
Baytex Energy Corporation 144A	8.75	4-1-2027	500,000	523,750
Northriver Midstream Finance LP 144A	5.63	2-15-2026	880,000	915,913
				1,439,663
Financials: 5.65%
Banks: 4.23%
Barclays plc (USD Swap Semi Annual (vs. 3 Month LIBOR) 5 Year +4.84%) ʊ±	7.75	9-15-2023	2,160,000	2,317,939
Credit Agricole SA (USD Swap Semi Annual (vs. 3 Month LIBOR) 5 Year +4.90%) 144Aʊ±	7.88	1-23-2024	1,750,000	1,914,063
Credit Agricole SA (USD Swap Semi Annual (vs. 3 Month LIBOR) 5 Year +6.19%) 144Aʊ±	8.13	12-23-2025	1,750,000	2,072,438
Danske Bank AS (7 Year Treasury Constant Maturity +4.13%) ʊ±	7.00	6-26-2025	2,300,000	2,524,825
HSBC Holdings plc (USD ICE Swap Rate 11:00am NY 5 Year +4.37%) ʊ±	6.38	3-30-2025	2,000,000	2,158,560
ING Groep NV (USD ICE Swap Rate 11:00am NY 5 Year +4.20%) ʊ±	6.75	4-16-2024	3,800,000	4,094,500
Lloyds Banking Group plc (USD Swap Semi Annual (vs. 3 Month LIBOR) 5 Year +4.76%) ʊ±	7.50	6-27-2024	3,665,000	4,052,061
NatWest Group plc (5 Year Treasury Constant Maturity +3.10%) ʊ±	4.60	6-28-2031	1,500,000	1,470,000
See accompanying notes to portfolio of investments

20  |  Allspring Diversified Income Builder Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks (continued)
Skandinaviska Enskilda Banken AB (5 Year Treasury Constant Maturity +3.46%) ʊ±	5.13%	5-13-2025	$2,000,000	$ 2,100,000
Societe Generale SA (USD ICE Swap Rate 11:00am NY 5 Year +5.87%) 144Aʊ±	8.00	9-29-2025	3,535,000	4,086,142
				26,790,528
Capital markets: 1.16%
Credit Suisse Group AG (USD Swap Semi Annual (vs. 3 Month LIBOR) 5 Year +4.60%) 144Aʊ±	7.50	12-11-2023	2,395,000	2,586,600
Credit Suisse Group AG (5 Year Treasury Constant Maturity +4.89%) 144Aʊ±	5.25	2-11-2027	1,000,000	1,032,500
UBS Group Funding Switzerland AG (USD Swap Semi Annual (vs. 6 Month LIBOR) 5 Year +4.87%) ʊ±	7.00	2-19-2025	3,330,000	3,703,793
				7,322,893
Diversified financial services: 0.26%
Castlelake Aviation Finance 144A	5.00	4-15-2027	385,000	382,113
New Red Finance Incorporated 144A	3.88	1-15-2028	625,000	632,975
New Red Finance Incorporated 144A	4.00	10-15-2030	650,000	638,625
				1,653,713
Health care: 1.99%
Biotechnology: 0.30%
Grifols Escrow Issuer SA 144A	4.75	10-15-2028	1,875,000	1,912,913
Pharmaceuticals: 1.69%
Bausch Health Companies Incorporated 144A	4.88	6-1-2028	225,000	229,500
Bausch Health Companies Incorporated 144A	5.25	1-30-2030	7,715,000	6,789,200
Bausch Health Companies Incorporated 144A	6.25	2-15-2029	1,180,000	1,121,283
Jazz Securities Designated Activity Company 144A	4.38	1-15-2029	100,000	103,544
Teva Pharmaceutical Finance Netherlands III BV	4.75	5-9-2027	115,000	113,950
Teva Pharmaceutical Finance Netherlands III BV	5.13	5-9-2029	1,640,000	1,607,708
Teva Pharmaceutical Finance Netherlands III BV	6.00	4-15-2024	200,000	209,576
Teva Pharmaceutical Finance Netherlands III BV «	6.75	3-1-2028	500,000	532,500
				10,707,261
Industrials: 2.47%
Aerospace & defense: 0.29%
Bombardier Incorporated 144A	6.00	2-15-2028	115,000	115,348
Bombardier Incorporated 144A	7.13	6-15-2026	170,000	176,360
Bombardier Incorporated 144A«	7.88	4-15-2027	1,520,000	1,576,392
				1,868,100
Airlines: 0.35%
Air Canada 2020-1 Class C Pass-Through Trust 144A	10.50	7-15-2026	1,805,000	2,208,721
Electrical equipment: 1.21%
Sensata Technologies BV 144A	4.00	4-15-2029	5,750,000	5,872,188
Sensata Technologies BV 144A	5.63	11-1-2024	1,605,000	1,764,377
				7,636,565
Machinery: 0.21%
Vertical Holdco GmbH 144A	7.63	7-15-2028	1,225,000	1,312,281
See accompanying notes to portfolio of investments

Allspring Diversified Income Builder Fund  |  21

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Trading companies & distributors: 0.41%
Carlyle Aviation Elevate Merger Subsidiary Limited 144A	7.00%	10-15-2024	$2,670,000	$ 2,616,600
Materials: 0.20%
Containers & packaging: 0.20%
Ardagh Packaging Finance plc 144A	4.13	8-15-2026	405,000	414,112
Ardagh Packaging Finance plc 144A	5.25	8-15-2027	855,000	860,344
				1,274,456
Total Yankee corporate bonds and notes (Cost $67,444,136)				69,220,744

		Yield	Shares
Short-term investments: 5.99%
Investment companies: 5.99%
Allspring Government Money Market Fund Select Class ♠∞##		0.03	32,694,138	32,694,138
Securities Lending Cash Investments LLC ♠∩∞		0.07	5,248,480	5,248,480
Total Short-term investments (Cost $37,942,618)				37,942,618
Total investments in securities (Cost $603,492,510)	100.40%			636,077,213
Other assets and liabilities, net	(0.40)			(2,539,775)
Total net assets	100.00%			$633,537,438

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
±	Variable rate investment. The rate shown is the rate in effect at period end.
<	All or a portion of the position represents an unfunded loan commitment. The rate represents the current interest rate if the loan is partially funded.
‡	Security is valued using significant unobservable inputs.
±±	The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities and unfunded loans.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
%%	The security is purchased on a when-issued basis.

Abbreviations:
ADR	American depositary receipt
CDA	Community Development Authority
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GDR	Global depositary receipt
GO	General obligation
HEFAR	Higher Education Facilities Authority Revenue
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
PFA	Public Finance Authority
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
See accompanying notes to portfolio of investments

22  |  Allspring Diversified Income Builder Fund

Portfolio of investments—December 31, 2021 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$21,839,370	$71,443,522	$(60,588,754)	$0	$0	$32,694,138	32,694,138	$2,560
Securities Lending Cash Investments LLC	6,700,880	8,717,406	(10,169,806)	0	0	5,248,480	5,248,480	721#
				$0	$0	$37,942,618		$3,281

#	Amount shown represents income before fees and rebates.
Forward foreign currency contracts
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
16,757,171 USD	14,800,000 EUR	Citibank National Association	3-31-2022	$0	$(124,073)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
TOPIX Index Futures	34	3-10-2022	$5,780,222	$5,887,856	$107,634	$0
Japan Yen Futures	173	3-14-2022	19,015,237	18,809,425	0	(205,812)
E-Mini Nasdaq 100 Index	101	3-18-2022	32,987,420	32,967,915	0	(19,505)
MSCI Emerging Markets Index	96	3-18-2022	5,882,415	5,886,240	3,825	0
Short
Euro FX Futures	(284)	3-14-2022	(40,232,920)	(40,478,875)	0	(245,955)
E-Mini S&P 500 Index	(42)	3-18-2022	(9,875,867)	(9,992,850)	0	(116,983)
					$111,459	$(588,255)
Centrally cleared credit default swap contracts
Reference index	Fixed rate received	Payment frequency	Maturity date	Notional amount		Value	Premiums paid (received)	Unrealized gains	Unrealized losses
Sell Protection
Markit CDX North America High Yield Index	5.00%	Quarterly	12-20-2025	USD	1,000,000	$87,465	$71,622	$15,843	$0
See accompanying notes to portfolio of investments

Allspring Diversified Income Builder Fund  |  23

Portfolio of investments—December 31, 2021 (unaudited)

Written options
Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Call
Dow Jones Industrial Average	Morgan Stanley Company Incorporated	(14)	$(513,800)	$367.00	1-21-2022	$(4,060)
iShares MSCI EAFE ETF	Morgan Stanley Company Incorporated	(777)	(6,371,400)	82.00	1-7-2022	(1,361)
iShares MSCI EAFE ETF	Morgan Stanley Company Incorporated	(270)	(2,119,500)	78.50	1-14-2022	(23,625)
iShares MSCI EAFE ETF	Morgan Stanley Company Incorporated	(290)	(2,320,000)	80.00	1-21-2022	(8,990)
iShares MSCI EAFE ETF	Morgan Stanley Company Incorporated	(248)	(1,984,000)	80.00	1-28-2022	(10,163)
iShares MSCI Emerging Markets	Morgan Stanley Company Incorporated	(2,044)	(10,833,200)	53.00	1-7-2022	(16)
iShares MSCI Emerging Markets	Morgan Stanley Company Incorporated	(4,203)	(21,855,600)	52.00	1-14-2022	(8,170)
iShares MSCI Emerging Markets	Morgan Stanley Company Incorporated	(615)	(3,075,000)	50.00	1-21-2022	(18,143)
iShares MSCI Emerging Markets	Morgan Stanley Company Incorporated	(554)	(2,770,000)	50.00	1-28-2022	(26,592)
Nasdaq 100 Stock Index	Morgan Stanley Company Incorporated	(6)	(10,770,000)	17,950.00	1-7-2022	(210)
Nasdaq 100 Stock Index	Morgan Stanley Company Incorporated	(2)	(3,540,000)	17,700.00	1-14-2022	(315)
Nasdaq 100 Stock Index	Morgan Stanley Company Incorporated	(8)	(14,520,000)	18,150.00	1-21-2022	(940)
Nasdaq 100 Stock Index	Morgan Stanley Company Incorporated	(15)	(26,887,500)	17,925.00	1-28-2022	(8,825)
Russell 2000 Index	Morgan Stanley Company Incorporated	(6)	(1,377,000)	2,295.00	1-7-2022	(3,450)
Russell 2000 Index	Morgan Stanley Company Incorporated	(1)	(224,500)	2,245.00	1-14-2022	(3,505)
Russell 2000 Index	Morgan Stanley Company Incorporated	(50)	(12,400,000)	2,480.00	1-14-2022	(1,375)
Russell 2000 Index	Morgan Stanley Company Incorporated	(7)	(1,624,000)	2,320.00	1-21-2022	(8,365)
Russell 2000 Index	Morgan Stanley Company Incorporated	(2)	(463,000)	2,315.00	1-28-2022	(4,018)
Russell 2000 Index	Morgan Stanley Company Incorporated	(57)	(14,307,000)	2,510.00	1-28-2022	(5,137)
S&P 500 Index	Morgan Stanley Company Incorporated	(16)	(7,648,000)	4,780.00	1-7-2022	(37,280)
S&P 500 Index	Morgan Stanley Company Incorporated	(28)	(14,196,000)	5,070.00	1-7-2022	(824)
S&P 500 Index	Morgan Stanley Company Incorporated	(22)	(10,373,000)	4,715.00	1-14-2022	(182,710)
S&P 500 Index	Morgan Stanley Company Incorporated	(10)	(4,825,000)	4,825.00	1-21-2022	(26,550)
S&P 500 Index	Morgan Stanley Company Incorporated	(49)	(25,137,000)	5,130.00	1-21-2022	(1,348)
S&P 500 Index	Morgan Stanley Company Incorporated	(12)	(5,826,000)	4,855.00	1-28-2022	(31,668)
						$(417,640)
See accompanying notes to portfolio of investments

24  |  Allspring Diversified Income Builder Fund

Notes to portfolio of investments—December 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2021, such fair value pricing was used in pricing certain foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee.
Options that are listed on a foreign or domestic exchange or market are valued at the closing mid-price. Non-listed options and swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are

Allspring Diversified Income Builder Fund  |  25

Notes to portfolio of investments—December 31, 2021 (unaudited)

included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.
As of December 31, 2021, the Fund had unfunded loan commitments of $3,391,915.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

26  |  Allspring Diversified Income Builder Fund

Notes to portfolio of investments—December 31, 2021 (unaudited)

Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and foreign exchange rates and is subject to equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Options
The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.
The Fund may also purchase call or put options. Premiums paid are subsequently adjusted based on the current market values of the options. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.
Options traded on an exchange are regulated and terms of the options are standardized. The Fund is subject to equity price risk. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter market or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) on centrally cleared swaps. Payments received from (paid to) the counterparty are recorded as realized gains (losses) when the contract is closed.
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific

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Notes to portfolio of investments—December 31, 2021 (unaudited)

payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to portfolio of investments—December 31, 2021 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Asset-backed securities	$0	$7,758,582	$0	$7,758,582
Common stocks
Communication services	16,975,997	3,080,764	0	20,056,761
Consumer discretionary	21,177,335	2,948,367	0	24,125,702
Consumer staples	9,267,057	1,888,426	0	11,155,483
Energy	5,969,348	0	0	5,969,348
Financials	15,605,898	4,280,173	0	19,886,071
Health care	26,599,853	1,404,186	0	28,004,039
Industrials	14,868,974	1,180,352	0	16,049,326
Information technology	54,986,965	3,401,730	0	58,388,695
Materials	3,743,659	316,453	0	4,060,112
Real estate	2,952,992	71,340	0	3,024,332
Utilities	1,839,037	0	0	1,839,037
Corporate bonds and notes	0	254,596,710	0	254,596,710
Foreign corporate bonds and notes	0	16,633,668	0	16,633,668
Loans	0	11,923,813	3,492,809	15,416,622
Municipal obligations	0	18,269,825	0	18,269,825
Non-agency mortgage-backed securities	0	23,197,970	0	23,197,970
Preferred stocks
Financials	0	63,816	0	63,816
Information technology	0	306,760	0	306,760
Materials	0	110,992	0	110,992
Yankee corporate bonds and notes	0	69,220,744	0	69,220,744
Short-term investments
Investment companies	37,942,618	0	0	37,942,618
	211,929,733	420,654,671	3,492,809	636,077,213
Futures contracts	111,459	0	0	111,459
Swap contracts	0	15,843	0	15,843
Total assets	$212,041,192	$420,670,514	$3,492,809	$636,204,515
Liabilities
Forward foreign currency contracts	$0	$124,073	$0	$124,073
Futures contracts	588,255	0	0	588,255
Written options	407,059	10,581	0	417,640
Total liabilities	$995,314	$134,654	$0	$1,129,968
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of December 31, 2021, $3,069,718 was segregated as cash collateral for open futures contracts.
For the three months ended December 31, 2021, the Fund had no material transfers into/out of Level 3.

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